Financial Instruments (Schedule Of Unsettled Derivative Instruments And Associated Amount) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments Line Items
Notional Amount	$ 505	$ 521	$ 856
Fair Value Gain/(Loss)	41	34	(18)
Foreign Currency Forward Contracts [Member]
Derivative Instruments Line Items
Notional Amount	55	71	106
Foreign Currency Forward Contracts, Fair Value Gain/(Loss)	0	0	(1)
Interest Rate Swap Agreements [Member]
Derivative Instruments Line Items
Notional Amount	450	450	750
Interest Rate Swap Agreements, Fair Value Gain/(Loss)	$ 41	$ 34	$ (17)